Average Annual Total Returns			12 Months Ended	49 Months Ended
		Jun. 09, 2026	Dec. 31, 2025	Dec. 31, 2025
Rayliant NxtGen Multifactor US Equity ETF | S&P 500 Total Return Index (reflects reinvestment of dividends and no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	11.34%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.43%	10.82%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%	10.22%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.12%	11.99%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.16%	10.57%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.22%	9.09%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%	6.30%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | MSCI Emerging Markets ex-China Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[2]		34.61%	8.39%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			27.22%	7.63%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.77%	7.07%
Performance Inception Date		Dec. 15, 2021
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.77%	6.05%
Performance Inception Date		Dec. 15, 2021

[1]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the S&P 500 Index to better reflect the Fund’s investment universe. Effective June 9, 2026, the Fund’s broad-based securities market index changed from the S&P 500 Index to the S&P 500 Total Return Index because the Adviser believes that the S&P 500 Total Return Index provides a more appropriate comparative benchmark.
[2]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI Emerging Markets ex-China Index (Net) (USD) to the MSCI Emerging Markets Index because the Adviser believes the MSCI Emerging Markets Index better reflects the Fund’s investment universe.